Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees		Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 26,719,166	$ 0	$ 875,592		$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,594,758
UNITED STATES | U.S. Federal Government [Member]
Total	$ 26,719,166	$ 0	$ 875,592	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,594,758

[1]	Represents federal reclamation fees.